Leases - Schedule of Maturity Analysis of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Analysis of Lease Liabilities [Abstract]
Depreciation expense of right-of-use assets (note 8)	$ 121,078	$ 154,247	$ 121,020
Interest expense on lease liabilities (note 9)	46,053	40,070	58,610
Expenses relating to short-term lease (note 8)	808,969	670,557	514,643
Total amount recognized in profit or loss	$ 976,100	$ 864,874	$ 694,273